Schedule of trade and other payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Payable to member gyms	$ 33,789	$ 69,019
Taxes payable	533,494	603,550
Trade payables	2,699,277	938,105
Accruals	596,530	300,000
Loans from Directors (note 20)	288,000
Other Payables	61,386	80,862
Trade and other payables	$ 4,212,476	$ 1,991,536